Members' Deficit (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	May 31, 2022	Apr. 30, 2021	Jun. 11, 2018	May 20, 2018
Class A Member Units
Members' Deficit
Units issued					8,400,000			10,000,000
Value of units issued					$ 4.2			$ 0.1
Units purchased							16,666,666
Exercise price							$ 0.01
Value of units exercised						$ 0.2
Price per unit					$ 0.5
Remaining percentage of allocation of annual revenue and expenses on a pro rata basis	49.00%	49.00%
Remaining percentage of allocation of voting interest on pro rata basis	49.00%	49.00%
Remaining percentage of allocation of liquidation value on pro rata basis	49.00%	49.00%
Class A Member Units | Valetudo Loan
Members' Deficit
Units repurchased				1,400,000
Repurchase value				$ 0.7
Repurchase price per unit				$ 0.5
Class A Member Units | Metavagen | Metavagen License Agreement
Members' Deficit
Units exchanged				40,000,000
Membership units terminated			40,000,000
Class A Member Units | Curis Biotech Holdings LLC | CD47 License agreement with InnoBation
Members' Deficit
Units exchanged			78,555,554
Class B Member Units
Members' Deficit
Percentage of allocation of annual revenue and expenses	51.00%	51.00%
Percentage of voting interest	51.00%	51.00%
Percentage of allocation of liquidation value	51.00%	51.00%